Related Party Disclosures - Additional Information (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020
Santander Financial Services PLC | Mortgages
Disclosure of transactions between related parties [line items]
Book value of financial assets transferred	£ 3,163
Proceeds from transfer of financial assets	3,174
Price premium on transfer of financial assets	£ 11
Volvo Car Financial Services UK Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture		50.00%
Volvo Car Financial Services UK Limited | Santander Consumer (UK)
Disclosure of transactions between related parties [line items]
Amout of dealer lending transferred		£ 390